UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Limited-Term Diversified Income Fund June 30, 2011 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	26
Statements of changes in net assets	28
Financial highlights	30
Notes to financial statements	40
Other Fund information	56
About the organization	58

Unless otherwise noted, views expressed herein are current as of June 30, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period January 1, 2011 to June 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2011 to June 30, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/11	6/30/11	Expense Ratio	1/1/11 to 6/30/11*
Actual Fund return
Class A	$1,000.00	$1,020.90	0.84%	$4.21
Class B	1,000.00	1,016.70	1.69%	8.45
Class C	1,000.00	1,016.60	1.69%	8.45
Class R	1,000.00	1,019.10	1.19%	5.96
Institutional Class	1,000.00	1,021.70	0.69%	3.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45
Class R	1,000.00	1,018.89	1.19%	5.96
Institutional Class	1,000.00	1,021.37	0.69%	3.46

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type/sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Security	0.01%
Agency Collateralized Mortgage Obligations	3.14%
Agency Mortgage-Backed Securities	22.39%
Agency Obligations	1.17%
Collateralized Debt Obligations	0.32%
Commercial Mortgage-Backed Securities	1.71%
Convertible Bonds	0.81%
Corporate Bonds	24.11%
Banking	8.63%
Basic Industry	1.39%
Brokerage	0.42%
Capital Goods	0.05%
Communications	2.90%
Consumer Cyclical	0.69%
Consumer Non-Cyclical	2.92%
Electric	1.19%
Energy	1.13%
Finance Companies	0.94%
Insurance	1.23%
Natural Gas	0.83%
Real Estate	0.35%
Technology	0.58%
Transportation	0.86%
Municipal Bonds	2.84%
Non-Agency Asset-Backed Securities	13.49%
Non-Agency Collateralized Mortgage Obligations	0.14%
Regional Bonds	4.50%
Senior Secured Loans	0.90%
Sovereign Bonds	5.16%
Supranational Bank	0.18%
U.S. Treasury Obligation	2.94%
Preferred Stock	0.37%

Security type/sector allocation

Security type/sector	Percentage of net assets
Short-Term Investments	25.12%
Discount Notes	13.21%
U.S. Treasury Obligations	11.91%
Total Value of Securities	109.30%
Liabilities Net of Receivables and Other Assets	(9.30%)
Total Net Assets	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2011 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	USD	189,817	$196,020
Total Agency Asset-Backed Security
(cost $188,283)			196,020

Agency Collateralized Mortgage Obligations – 3.14%
• E.F. Hutton Trust III
Series 1 A 0.997% 10/25/17		31,277	31,391
Fannie Mae Grantor Trust
•Series 2001-T5 A2 7.00% 2/19/30		49,795	56,920
Series 2002-T1 A2 7.00% 11/25/31		169,153	197,296
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		1,500	1,755
Series 2003-32 PH 5.50% 3/25/32		55,647	59,179
Series 2003-52 NA 4.00% 6/25/23		553,379	580,843
Series 2003-81 GE 4.50% 4/25/18		927,902	973,443
Series 2003-120 BL 3.50% 12/25/18		1,335,000	1,385,847
•Series 2003-121 FC 0.586% 2/25/28		2,875	2,875
Series 2004-49 EB 5.00% 7/25/24		160,000	174,839
•Series 2005-66 FD 0.486% 7/25/35		3,618,916	3,626,360
Series 2005-110 MB 5.50% 9/25/35		58,339	63,634
Series 2006-69 PB 6.00% 10/25/32		3,133,479	3,231,896
•Series 2006-105 FB 0.606% 11/25/36		702,333	703,436
Series 2010-29 PA 4.50% 10/25/38		1,185,610	1,259,566
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.172% 2/25/42		160,861	185,783
Series 2004-W9 2A1 6.50% 2/25/44		211,280	236,553
Freddie Mac REMICs
•Series 2535 FK 0.587% 10/15/31		33,976	33,977
Series 2694 QG 4.50% 1/15/29		112,426	114,797
Series 2706 UG 4.50% 8/15/16		1,654,807	1,678,706
Series 2802 NM 4.50% 9/15/29		2,175,000	2,242,472
Series 2890 PC 5.00% 7/15/30		355,000	368,219
Series 2901 CA 4.50% 11/15/19		908,186	966,982
•Series 3016 FL 0.577% 8/15/35		1,208,571	1,205,670
Series 3027 DE 5.00% 9/15/25		140,000	152,383
•Series 3067 FA 0.537% 11/15/35		9,239,702	9,243,614
Series 3173 PE 6.00% 4/15/35		70,000	77,549
•Series 3241 FM 0.567% 11/15/36		224,315	224,486

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs (continued)
	•Series 3297 BF 0.427% 4/15/37	USD	2,871,235	$2,867,651
	Series 3337 PB 5.50% 7/15/30		65,536	66,396
	Series 3416 GK 4.00% 7/15/22		6,851	7,147
	Series 3581 PE 4.50% 1/15/39		15,118,867	16,078,225
	•Series 3780 LF 0.587% 3/15/29		2,773,823	2,758,826
	•Series 3800 AF 0.687% 2/15/41		9,015,961	9,049,971
	•Series 3803 TF 0.587% 11/15/28		2,486,021	2,486,023
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		63,578	74,847
	Series T-54 2A 6.50% 2/25/43		1,473	1,675
	Series T-58 2A 6.50% 9/25/43		1,089,260	1,227,800
	•Series T-60 1A4C 5.29% 3/25/44		1,224,093	1,269,034
	GNMA Series 2003-72 C 4.86% 2/16/30		1,164,423	1,211,317
Total Agency Collateralized Mortgage
	Obligations (cost $65,835,166)			66,179,383

Agency Mortgage-Backed Securities – 22.39%
	Fannie Mae
	4.00% 9/1/20		16,436,032	17,386,762
	4.50% 3/1/14		371,673	389,786
	6.00% 9/1/12		128,423	133,834
	6.50% 8/1/17		124,286	136,105
	9.00% 11/1/15		84,313	89,916
	10.00% 10/1/30		105,299	125,164
	10.50% 6/1/30		27,610	32,943
	16.00% 11/15/12		8,432	8,674
•	Fannie Mae ARM
	2.479% 12/1/33		259,653	271,286
	2.538% 4/1/36		12,868	13,537
	2.565% 4/1/36		1,304,939	1,388,830
	2.581% 8/1/34		278,449	293,030
	2.619% 6/1/34		206,376	216,063
	2.764% 11/1/35		1,015,088	1,067,122
	3.75% 11/1/39		1,588,443	1,662,825
	4.287% 9/1/39		2,094,081	2,199,155
	4.388% 10/1/39		3,920,898	4,115,512
	4.582% 11/1/39		6,689,690	7,054,970
	4.954% 11/1/33		6,450,839	6,923,786

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
•	Fannie Mae ARM (continued)
	4.991% 3/1/38	USD	26,371	$28,180
	4.995% 8/1/35		151,732	162,114
	5.065% 9/1/38		3,841,842	4,117,869
	5.141% 11/1/35		171,005	182,302
	5.542% 4/1/37		3,822,142	4,124,130
	5.988% 6/1/36		458,421	496,006
	6.001% 7/1/36		428,905	463,214
	6.257% 7/1/36		385,713	418,848
	6.264% 4/1/36		148,144	160,188
	6.291% 8/1/36		226,563	245,117
	Fannie Mae Balloon 7 yr 5.00% 8/1/11		420,658	425,918
	Fannie Mae FHAVA 30 yr
	7.50% 3/1/25		6,294	6,321
	10.00% 1/1/19		50,302	57,070
	11.00% 6/1/15		996	1,002
	Fannie Mae S.F. 15 yr
	4.00% 8/1/25 to 11/1/25		47,948,493	50,110,278
	4.50% 9/1/20 to 6/1/23		5,032,611	5,384,261
	5.00% 9/1/18 to 9/1/25		52,911,684	56,835,024
	5.50% 4/1/21 to 4/1/23		167,901	182,103
	6.00% 3/1/18 to 8/1/22		3,113,475	3,404,455
	7.00% 11/1/14		854	915
	8.00% 10/1/14 to 10/1/16		171,178	187,466
	Fannie Mae S.F. 15 yr TBA
	3.50% 7/1/26		15,515,000	15,796,209
	4.50% 7/1/26		51,065,000	54,128,900
	Fannie Mae S.F. 20 yr 6.50% 2/1/22		199,328	225,845
	Fannie Mae S.F. 30 yr
	5.00% 3/1/34 to 7/1/40		1,300,905	1,384,940
	5.50% 4/1/34		20,955,532	22,801,844
	6.00% 9/1/34 to 3/1/39		18,235,476	20,088,277
	6.50% 1/1/34 to 6/1/29		98,008	111,386
	7.00% 12/1/34 to 12/1/37		2,645,766	3,045,081
	7.50% 3/1/14 to 6/1/34		24,043	27,810
	8.00% 11/1/21 to 5/1/24		96,922	111,013
	8.50% 8/1/17		24,285	24,584
	9.00% 8/1/22		119,403	137,353
	9.25% 6/1/16 to 8/1/16		32,151	32,521
	10.00% 2/1/25		255,173	287,668

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	11.00% 9/1/15 to 8/1/20	USD	66,860	$74,315
	11.50% 11/1/16		2,301	2,309
	Fannie Mae S.F. 30 yr TBA
	6.00% 7/1/41		116,245,000	127,687,926
	6.50% 7/1/41		8,170,000	9,249,976
	Freddie Mac
	6.00% 1/1/17		86,799	91,966
	6.50% 6/17/14 to 3/1/16		594,640	644,944
•	Freddie Mac ARM
	2.48% 4/1/33		146,901	147,787
	2.822% 4/1/34		53,803	56,487
	4.824% 2/1/35		262,273	276,695
	5.029% 8/1/38		116,718	125,310
	5.039% 7/1/38		6,297,035	6,742,141
	5.53% 7/1/36		148,883	156,719
	5.617% 6/1/37		1,996,659	2,127,343
	5.80% 10/1/36		30,533	32,915
	6.103% 10/1/37		2,871,957	3,111,134
	6.30% 2/1/37		16,067	16,864
	Freddie Mac Balloon 7 yr 5.00% 11/1/11		78,093	78,882
	Freddie Mac S.F. 15 yr
	4.50% 9/1/24		231,551	245,602
	5.00% 6/1/18 to 12/1/22		565,957	611,543
	5.50% 7/1/24		9,930,517	10,776,868
	8.00% 7/1/16		48,917	53,962
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36 to 1/1/38		13,684,122	15,078,520
	7.00% 11/1/33		1,334	1,549
	8.00% 5/1/31		210,433	249,761
	9.00% 9/1/30		105,283	125,862
	11.00% 11/1/19 to 5/1/20		29,127	29,580
	11.50% 6/1/15 to 3/1/16		82,446	94,983
	GNMA I GPM 12.25% 1/15/14		3,946	3,978
	GNMA I S.F. 15 yr 6.00% 1/15/22		4,936,722	5,402,142
	GNMA I S.F. 30 yr
	7.50% 12/15/23 to 1/15/32		224,989	266,074
	8.00% 6/15/30		8,247	8,920
	9.00% 5/15/16 to 2/15/17		24,905	26,857
	9.50% 12/15/16 to 8/15/17		5,565	6,237
	11.00% 7/15/13 to 8/15/19		76,758	81,557

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II GPM 9.75% 12/20/16 to 9/20/17	USD	14,070	$14,853
GNMA II S.F. 30 yr
9.50% 11/20/20 to 11/20/21		89,639	106,961
10.50% 6/20/20		1,972	2,002
11.00% 9/20/15 to 10/20/15		26,562	29,729
11.50% 12/20/17 to 10/20/18		41,136	43,124
12.00% 4/20/14 to 5/20/16		88,602	92,733
12.50% 10/20/13 to 1/20/14		16,407	17,519
Total Agency Mortgage-Backed Securities
(cost $469,225,175)			472,700,141

Agency Obligations – 1.17%
Freddie Mac
Φ0.625% 4/19/13		13,580,000	13,583,422
1.125% 10/25/13		11,000,000	11,006,732
Total Agency Obligations (cost $24,569,815)			24,590,154

Collateralized Debt Obligations – 0.32%
•@# Celerity CLO Series 2004-1A AFUN 144A
0.911% 3/30/16		1,261,167	1,258,140
# Centurion Global Sovereign CBO I 144A
13.25% 10/14/12		1,337,953	1,358,023
@# Stony Hill CDO III 144A
0.755% 10/15/13		2,255,289	2,181,992
•Series 1AW A 0.742% 10/15/13		1,503,526	1,454,661
•@# Whitney Cash Flow Fund II Series 1A B2 144A
2.467% 11/15/12		630,311	605,092
Total Collateralized Debt Obligations
(cost $6,978,031)			6,857,908

Commercial Mortgage-Backed Securities – 1.71%
Bank of America Merrill Lynch
Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38		327,287	332,501
Series 2004-5 A3 4.561% 11/10/41		1,309,799	1,316,243
•Series 2005-1 A5 5.163% 11/10/42		805,000	876,589
Bear Stearns Commercial Mortgage Securities
•Series 2005-T20 A4A 5.148% 10/12/42		1,005,000	1,100,735
Series 2007-PW15 A4 5.331% 2/11/44		1,475,000	1,557,913

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
w	Commercial Mortgage Pass Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44	USD	4,105,000	$4,444,237
	#Series 2010-C1 A1 144A 3.156% 11/1/15		493,773	497,296
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.681% 2/15/39		166,257	175,749
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		1,045,000	1,130,310
	Series 2005-GG4 A4 4.761% 7/10/39		3,310,000	3,487,991
	Series 2005-GG4 A4A 4.751% 7/10/39		3,935,000	4,194,497
	•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	1,260,639
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4 5.371% 12/15/44		1,625,000	1,773,316
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		431,906	442,044
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,555,000	4,929,434
	•Series 2006-T21 A3 5.185% 10/12/52		2,900,000	2,986,780
	•Series 2007-T27 A4 5.641% 6/11/42		3,440,000	3,808,386
	Morgan Stanley Dean Witter Capital I
	Series 2003-TOP9 A2 4.74% 11/13/36		1,688,052	1,752,121
Total Commercial Mortgage-Backed
	Securities (cost $32,175,409)			36,066,781

Convertible Bonds – 0.81%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,125,000	1,134,844
	Level 3 Communications 3.50% exercise
	price $5.46, expiration date 6/15/12		5,000,000	5,012,500
	Medtronic 1.625% exercise price $54.00,
	expiration date 4/15/13		2,500,000	2,568,750
	Transocean 1.50% exercise price $166.65,
	expiration date 12/15/37		8,500,000	8,372,500
Total Convertible Bonds (cost $16,405,138)				17,088,594

		Principal amount°		Value (U.S. $)
Corporate Bonds – 24.11%
Banking – 8.63%
	Abbey National Treasury Services 4.00% 4/27/16	USD	5,820,000	$5,781,512
#	Bank Nederlandse Gemeenten 144A
	1.50% 3/28/14		3,342,000	3,371,954
	1.75% 10/6/15		3,785,000	3,752,392
	Bank of America
	•0.547% 6/15/17		1,750,000	1,558,557
	6.50% 8/1/16		1,180,000	1,317,433
#	Bank of Montreal 144A 2.625% 1/25/16		14,865,000	15,142,857
	BB&T 5.20% 12/23/15		6,410,000	6,941,479
•	Branch Banking & Trust 0.57% 9/13/16		9,975,000	9,643,251
#	Canadian Imperial Bank of Commerce 144A
	2.75% 1/27/16		3,565,000	3,651,430
	Comerica 3.00% 9/16/15		6,325,000	6,381,577
#	Commonwealth Bank of Australia 144A
	2.70% 11/25/14		3,965,000	4,127,509
#	Export-Import Bank of Korea 144A
	5.25% 2/10/14		2,275,000	2,454,711
	Fifth Third Bancorp 3.625% 1/25/16		5,425,000	5,477,834
	Goldman Sachs Group 3.625% 2/7/16		7,170,000	7,255,459
#	HSBC Bank 144A 3.10% 5/24/16		4,280,000	4,256,486
	JPMorgan Chase
	•0.58% 6/13/16		1,750,000	1,640,317
	3.45% 3/1/16		18,539,000	18,904,683
	KeyBank 5.45% 3/3/16		5,500,000	5,973,149
	Korea Development Bank 8.00% 1/23/14		5,180,000	5,899,362
	Morgan Stanley
	•0.758% 10/15/15		1,275,000	1,208,097
	2.875% 1/24/14		5,410,000	5,477,847
#	Nederlandse Waterschapsbank 144A
	1.375% 5/16/14		5,410,000	5,420,560
	Oesterreichische Kontrollbank 2.00% 6/3/16		6,265,000	6,261,454
	PNC Funding 5.25% 11/15/15		1,840,000	2,006,848
•#	Rabobank 144A 11.00% 12/29/49		5,495,000	7,031,990
	Santander Holdings USA 4.625% 4/19/16		2,090,000	2,102,615
	SunTrust Banks
	•0.548% 8/24/15		1,310,000	1,239,800
	3.60% 4/15/16		4,465,000	4,513,235

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	UBS 1.273% 1/28/14	USD	5,660,000	$5,688,696
	US Bancorp 3.15% 3/4/15		2,135,000	2,231,485
	US Bank 6.30% 2/4/14		2,390,000	2,665,130
•	USB Capital IX 3.50% 10/29/49		12,225,000	10,119,733
	Wachovia Bank 5.60% 3/15/16		4,805,000	5,207,111
	Wells Fargo Bank
	•0.471% 5/16/16		590,000	631,578
	2.359% 5/16/16		1,825,000	1,702,324
•	Wells Fargo Capital XIII 7.70% 12/29/49		4,910,000	5,032,750
				182,073,205
Basic Industry – 1.39%
	Airgas 2.95% 6/15/16		2,590,000	2,586,889
	ArcelorMittal 3.75% 8/5/15		6,895,000	7,056,901
#	Barrick Gold 144A 2.90% 5/30/16		4,120,000	4,121,430
	Dow Chemical 5.90% 2/15/15		3,040,000	3,417,690
	Freeport-McMoRan Copper & Gold
	8.375% 4/1/17		5,745,000	6,283,605
#	Georgia-Pacific 144A 8.25% 5/1/16		530,000	601,043
	Lubrizol 5.50% 10/1/14		1,380,000	1,548,399
	Teck Resources
	3.15% 1/15/17		3,070,000	3,075,858
	9.75% 5/15/14		554,000	671,037
				29,362,852
Brokerage – 0.42%
	Jefferies Group 5.875% 6/8/14		2,805,000	3,068,014
	Lazard Group
	6.85% 6/15/17		1,762,000	1,945,597
	7.125% 5/15/15		3,519,000	3,963,002
				8,976,613
Capital Goods – 0.05%
	Anixter 10.00% 3/15/14		313,000	357,603
	Clean Harbors 7.625% 8/15/16		743,000	791,295
				1,148,898
Communications – 2.90%
	AT&T Wireless 8.125% 5/1/12		3,665,000	3,886,560
	Comcast 5.85% 11/15/15		7,835,000	8,894,144
#	Cox Communications 144A 5.875% 12/1/16		4,450,000	5,033,279

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Crown Castle Towers 144A 3.214% 8/15/15	USD	2,790,000	$2,835,656
#	Digicel 144A 8.25% 9/1/17		1,443,000	1,504,328
	DIRECTV Holdings 7.625% 5/15/16		2,715,000	2,962,366
	NII Capital 8.875% 12/15/19		1,443,000	1,599,926
	Qwest 8.375% 5/1/16		4,810,000	5,699,850
	Rogers Communications 7.50% 3/15/15		660,000	782,006
	Sprint Nextel 6.00% 12/1/16		1,406,000	1,411,273
	Telecom Italia Capital
	4.95% 9/30/14		10,000	10,434
	5.25% 11/15/13		1,700,000	1,785,605
	6.20% 7/18/11		2,006,000	2,009,504
	Time Warner Cable
	7.50% 4/1/14		2,705,000	3,118,273
	8.25% 2/14/14		1,510,000	1,757,407
	Verizon Communications
	3.00% 4/1/16		2,235,000	2,285,370
	5.55% 2/15/16		6,475,000	7,301,729
#	Vivendi 144A 5.75% 4/4/13		5,535,000	5,934,599
#	Wind Acquisition Finance 144A 11.75% 7/15/17		2,083,000	2,369,413
				61,181,722
Consumer Cyclical – 0.69%
	Brinker International 5.75% 6/1/14		4,000,000	4,252,992
	Ford Motor Credit
	7.50% 8/1/12		649,000	679,818
	12.00% 5/15/15		385,000	477,827
	Harrah’s Operating 11.25% 6/1/17		1,314,000	1,456,898
	MGM MIRAGE
	10.375% 5/15/14		139,000	158,460
	11.125% 11/15/17		178,000	204,255
	13.00% 11/15/13		455,000	542,588
	Wal-Mart Stores 1.50% 10/25/15		6,940,000	6,856,387
				14,629,225
Consumer Non-Cyclical – 2.92%
	Amgen 4.85% 11/18/14		2,665,000	2,980,760
	Anheuser-Busch InBev Worldwide
	5.375% 11/15/14		275,000	307,341
	CareFusion 5.125% 8/1/14		4,555,000	4,991,806
	Coca-Cola Enterprises 2.125% 9/15/15		7,010,000	6,949,503
	Dr Pepper Snapple Group 2.90% 1/15/16		1,530,000	1,549,930
	Express Scripts 3.125% 5/15/16		4,035,000	4,064,415

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	HCA 9.25% 11/15/16	USD	1,054,000	$1,123,828
#	HCA Holdings 144A 7.75% 5/15/21		1,131,000	1,179,068
	Hospira 6.40% 5/15/15		4,920,000	5,594,857
	Iron Mountain 8.00% 6/15/20		1,302,000	1,354,080
	Medtronic 3.00% 3/15/15		1,790,000	1,871,400
	Quest Diagnostics 3.20% 4/1/16		5,630,000	5,756,208
	Teva Pharmaceutical Finance II/III 3.00% 6/15/15		3,970,000	4,088,949
	Teva Pharmaceutical Finance III 1.70% 3/21/14		4,915,000	4,945,522
	Thermo Fisher Scientific 3.20% 5/1/15		4,815,000	5,009,747
#	Woolworths 144A 2.55% 9/22/15		6,325,000	6,382,424
	Yale University 2.90% 10/15/14		3,310,000	3,489,753
				61,639,591
Electric – 1.19%
	Appalachian Power 3.40% 5/24/15		4,180,000	4,327,424
	Duke Energy
	3.95% 9/15/14		1,500,000	1,596,434
	6.30% 2/1/14		3,000,000	3,352,299
	Jersey Central Power & Light 5.625% 5/1/16		4,560,000	5,127,615
	PacifiCorp 6.90% 11/15/11		2,845,000	2,911,684
	PPL Electric Utilities 7.125% 11/30/13		2,455,000	2,787,409
	Public Service Electric & Gas 2.70% 5/1/15		4,935,000	5,044,513
				25,147,378
Energy – 1.13%
	Chesapeake Energy 9.50% 2/15/15		1,697,000	1,977,005
	Noble Holding International 3.05% 3/1/16		13,895,000	14,031,782
	Shell International Finance 3.10% 6/28/15		1,930,000	2,018,925
	Weatherford International 5.15% 3/15/13		49,000	51,794
#	Woodside Finance 144A 8.125% 3/1/14		4,940,000	5,725,411
				23,804,917
Finance Companies – 0.94%
#	CDP Financial 144A 3.00% 11/25/14		6,350,000	6,610,851
#	FUEL Trust 144A 3.984% 6/15/16		1,800,000	1,787,360
	General Electric Capital
	•0.507% 9/15/14		3,535,000	3,477,097
	3.50% 6/29/15		3,480,000	3,618,842
	International Lease Finance
	6.625% 11/15/13		341,000	354,640
	8.75% 3/15/17		3,596,000	3,942,115
				19,790,905

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 1.23%
•	Chubb 6.375% 3/29/67	USD	3,030,000	$3,151,200
	MetLife 6.75% 6/1/16		7,570,000	8,820,496
#	Metropolitan Life Global Funding I 144A
	3.125% 1/11/16		7,500,000	7,601,070
•#	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		1,015,000	1,040,375
•#	ZFS Finance USA Trust IV 144A
	5.875% 5/9/32		5,204,000	5,274,644
				25,887,785
Natural Gas – 0.83%
	El Paso 7.00% 6/15/17		943,000	1,071,602
	Energy Transfer Partners 8.50% 4/15/14		285,000	331,794
	Enterprise Products Operating
	3.20% 2/1/16		3,000,000	3,050,703
	9.75% 1/31/14		4,450,000	5,315,431
	Plains All American Pipeline 3.95% 9/15/15		4,690,000	4,924,148
	Williams Partners 7.25% 2/1/17		2,315,000	2,732,533
				17,426,211
Real Estate – 0.35%
	Health Care REIT 3.625% 3/15/16		7,305,000	7,359,035
				7,359,035
Technology – 0.58%
	GXS Worldwide 9.75% 6/15/15		1,874,000	1,906,795
	National Semiconductor 6.60% 6/15/17		3,325,000	3,918,250
#	Seagate Technology International 144A
	10.00% 5/1/14		3,513,000	4,092,645
•	Xerox 1.081% 5/16/14		2,260,000	2,272,812
				12,190,502
Transportation – 0.86%
	Burlington Northern Santa Fe 7.00% 2/1/14		4,235,000	4,823,923
#	ERAC USA Finance 144A
	2.25% 1/10/14		7,840,000	7,923,002
	2.75% 7/1/13		2,095,000	2,138,346
	Ryder System 3.50% 6/1/17		3,310,000	3,343,014
				18,228,285
Total Corporate Bonds (cost $489,074,339)				508,847,124

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Municipal Bonds – 2.84%
	California State Department of Water
	Resources Power Supply Revenue
	5.00% 5/1/13	USD	15,700,000	$16,983,161
	Los Angeles County, California Tax
	Revenue Anticipation Note Series B
	2.50% 3/30/12		15,000,000	15,238,350
•§	Puerto Rico Sales Tax Financing Sales
	Revenue First Subordinate Series A
	5.00% 8/1/39-11		5,500,000	5,522,935
	Railsplitter Tobacco Settlement Authority,
	Illinois Revenue 5.00% 6/1/15		3,995,000	4,277,606
	Regional Transportation Authority, Illinois
	(Taxable Working Cash Notes)
	Series C 2.843% 7/1/12		17,600,000	17,876,672
Total Municipal Bonds (cost $59,336,970)				59,898,724

Non-Agency Asset-Backed Securities – 13.49%
•	Ally Master Owner Trust
	#Series 2010-1 A 144A 1.937% 1/15/15		6,950,000	7,074,461
	Series 2011-1 A1 1.057% 1/15/16		2,690,000	2,701,676
•	American Express Credit Account Master Trust
	Series 2005-7 B 0.457% 3/16/15		479,000	477,949
	Series 2009-1 A 1.537% 12/15/14		10,000,000	10,110,963
	Series 2010-1 B 0.787% 11/16/15		1,225,000	1,226,568
•	Bank of America Credit Card Trust
	Series 2006-A12 A12 0.207% 3/15/14		11,218,000	11,211,897
	Series 2007-A4 A4 0.227% 11/15/19		6,490,000	6,389,628
	Series 2007-A6 A6 0.247% 9/15/16		2,170,000	2,161,442
	Series 2007-A10 A10 0.257% 12/15/16		4,900,000	4,876,955
	Series 2008-A5 A5 1.387% 12/16/13		7,615,000	7,618,431
•#	Capital Auto Receivables Asset Trust
	Series 2008-CPA A1 144A 1.037% 1/15/13		2,707,632	2,713,909
	Capital One Multi-Asset Execution Trust
	•Series 2005-A6 A6 0.328% 7/15/15		10,350,000	10,336,298
	•Series 2006-A5 A5 0.247% 1/15/16		4,210,000	4,197,586
	•Series 2006-A11 A11 0.277% 6/17/19		10,000,000	9,878,738
	•Series 2007-A1 A1 0.237% 11/15/19		3,675,000	3,614,371
	•Series 2007-A4 A4 0.217% 3/16/15		1,915,000	1,913,089
	Series 2007-A7 A7 5.75% 7/15/20		2,075,000	2,410,908
	•Series 2007-A8 A8 0.547% 10/15/15		1,750,000	1,753,895

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Chase Issuance Trust
	Series 2005-A2 A2 0.257% 12/15/14	USD	6,600,000	$6,597,309
•#	Chesapeake Funding 144A
	Series 2009-1 A 2.187% 12/15/20		3,770,994	3,787,519
	Series 2009-2A A 1.937% 9/15/21		21,151,037	21,266,641
#	CIT Equipment Collateral
	Series 2009-VT1 A3 144A 3.07% 8/15/16		696,194	699,907
•	Citibank Credit Card Issuance Trust
	Series 2004-C1 C1 0.837% 7/15/13		1,545,000	1,544,904
	Series 2008-A6 A6 1.386% 5/22/17		6,600,000	6,855,688
•#	Citibank Omni Master Trust 144A
	Series 2009-A8 A8 2.287% 5/16/16		985,000	996,856
	Series 2009-A11A A11 1.737% 8/15/16		4,750,000	4,789,441
•#	CNH Wholesale Master Note Trust 144A
	Series 2009-1A A 1.887% 7/15/15		4,000,000	4,050,310
	Series 2011-1A A 0.987% 12/15/15		7,290,000	7,321,308
	Conseco Financial
	Series 1997-6 A8 7.07% 1/15/29		1,300,221	1,368,126
•	Discover Card Master Trust
	Series 2009-A1 A1 1.487% 12/15/14		13,975,000	14,139,638
	Series 2010-A1 A1 0.837% 9/15/15		12,150,000	12,248,660
•	Discover Card Master Trust I
	Series 2005-4 A2 0.277% 6/16/15		9,000,000	8,987,980
	Series 2006-3 A1 0.217% 3/15/14		15,375,000	15,371,066
•	Ford Credit Auto Owner Trust
	Series 2008-C A4B 1.937% 4/15/13		4,700,000	4,734,910
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.737% 9/15/14		895,000	907,119
	#Series 2010-1 A 144A 1.837% 12/15/14		21,660,000	22,064,518
	#Series 2010-3 A2 144A 1.887% 2/15/17		22,300,000	23,166,807
	Series 2010-5 A2 0.887% 9/15/15		750,000	752,340
	Series 2011-1 A2 0.787% 2/15/16		8,050,000	8,018,083
	Harley-Davidson Motorcycle Trust
	Series 2009-4 A3 1.87% 2/17/14		514,962	517,118
	John Deere Owner Trust
	Series 2009-A A4 3.96% 5/16/16		4,314,000	4,435,244
	Series 2010-A A4 2.13% 10/17/16		2,540,000	2,599,177
	MBNA Credit Card Master Note Trust
	Series 2004-B1 B1 4.45% 8/15/16		7,475,000	8,018,723
#	Navistar Financial Owner Trust
	Series 2010-B A3 144A 1.08% 3/18/14		2,840,000	2,842,380

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	Penarth Master Issuer
	Series 2011-1A A1 144A 0.850% 5/18/15	USD	6,000,000	$6,000,000
	Renaissance Home Equity Loan Trust
	Series 2006-4 AF2 5.285% 1/25/37		35,000	25,218
Total Non-Agency Asset-Backed Securities
	(cost $283,173,145)			284,775,754

Non-Agency Collateralized Mortgage Obligations – 0.14%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		154,444	142,291
	Bank of America Alternative Loan Trust
	Series 2005-3 2A1 5.50% 4/25/20		194,644	188,859
	Series 2005-6 7A1 5.50% 7/25/20		140,297	132,396
•@	Bank of America Funding
	Series 2006-H 1A2 2.869% 9/20/46		42,424	3,729
•	Bank of America Mortgage Securities
	Series 2002-K 2A1 2.826% 10/20/32		6,076	5,766
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		176,951	178,266
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A 5.68% 8/25/37		186,902	136,012
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-2 A 7.75% 5/19/27		162,948	164,451
	•Series 1999-3 A 8.00% 8/19/29		408,006	411,260
	Series 2005-RP1 1A4 8.50% 1/25/35		499,766	488,060
•	JPMorgan Mortgage Trust
	Series 2006-A2 3A3 5.646% 4/25/36		180,000	154,691
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		28,701	27,916
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34		373,673	380,049
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		211,066	210,081
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-EE 3A1 2.88% 12/25/34		35,123	34,976
	•Series 2005-AR16 2A1 2.756% 10/25/35		20,658	18,617
	Series 2006-7 2A1 6.00% 6/25/36		13,189	12,084
	•Series 2006-AR5 2A1 2.74% 4/25/36		317,492	257,078
Total Non-Agency Collateralized Mortgage
	Obligations (cost $2,917,234)			2,946,582

	Principal amount°		Value (U.S. $)
Regional Bonds – 4.50%Δ
Australia – 4.25%
New South Wales Treasury 5.50% 8/1/13	AUD	82,700,000	$89,608,326
			89,608,326
Canada – 0.25%
Ontario Province 2.30% 5/10/16	USD	5,270,000	5,303,212
			5,303,212
Total Regional Bonds (cost $93,701,815)			94,911,538

«Senior Secured Loans – 0.90%
Community Health Systems 3.753% 1/25/17		3,740,578	3,657,855
Delos Aircraft Tranche 2 7.00% 3/17/16		2,862,116	2,893,127
Graham Packaging Tranche C 6.75% 4/5/14		4,131,292	4,147,735
International Lease Finance Tranche 1
6.75% 3/17/15		3,902,884	3,916,689
Level 3 Financing Tranche B 9.62% 3/13/14		4,117,000	4,372,397
Total Senior Secured Loans (cost $19,282,745)			18,987,803

Sovereign Bonds – 5.16%Δ
Brazil – 0.15%
=^ JPMorgan Structured Products
0.641% 5/18/15	BRL	2,419,000	3,132,694
			3,132,694
Indonesia – 1.82%
Indonesia Retail Bond 7.95% 8/15/13	IDR	180,000,000,000	21,746,556
Indonesia Treasury Bond 10.00% 10/15/11	IDR	142,000,000,000	16,772,160
			38,518,716
Norway – 1.67%
Eksportfinans
2.375% 5/25/16	USD	2,955,000	2,968,965
3.00% 11/17/14		5,880,000	6,165,251
# Kommunalbanken 144A 1.75% 10/5/15		5,020,000	5,011,366
Norwegian Government 6.50% 5/15/13	NOK	106,000,000	21,070,222
			35,215,804
Republic of Korea – 0.50%
Korea Treasury Inflation-Linked Bond
2.75% 3/10/17	KRW	10,555,470,000	10,614,252
			10,614,252

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
South Africa – 1.02%
Republic of South Africa 7.50% 1/15/14	ZAR	143,000,000	$21,463,937
			21,463,937
Total Sovereign Bonds (cost $104,016,999)			108,945,403

Supranational Bank – 0.18%
International Finance 5.75% 3/16/15	AUD	3,600,000	3,897,830
Total Supranational Bank (cost $3,258,578)			3,897,830

U.S. Treasury Obligation – 2.94%
U.S. Treasury Note 3.125% 5/15/21	USD	62,290,000	62,124,682
Total U.S. Treasury Obligation (cost $63,610,402)			62,124,682

	Number of shares
Preferred Stock – 0.37%
• PNC Financial Services Group 8.25%		7,260,000	7,751,785
Total Preferred Stock (cost $7,271,507)			7,751,785

	Principal amount°
≠Short-Term Investments – 25.12%
Discount Notes – 13.21%
Fannie Mae 0.002% 7/25/11	USD	1,176,967	1,176,958
Federal Farm Credit Bank 0.001% 7/25/11		19,877,089	19,876,950
Federal Home Loan Bank
0.001% 7/1/11		32,876,313	32,876,313
0.001% 7/1/11		41,832,156	41,832,156
0.001% 7/11/11		55,598,501	55,598,333
0.001% 7/13/11		55,197,623	55,197,457
0.001% 7/22/11		9,647,913	9,647,855
0.005% 7/5/11		20,246,763	20,246,743
0.006% 8/3/11		42,343,881	42,343,500
			278,796,265

	Principal amount°		Value (U.S. $)
≠Short-Term Investments (continued)
U.S. Treasury Obligations – 11.91%
U.S. Treasury Bills
0.00% 7/14/11	USD	182,735,262	$182,734,897
0.00% 7/21/11		55,434,088	55,433,756
1.00% 7/31/11		13,191,571	13,203,944
			251,372,597
Total Short-Term Investments (cost $530,173,018)			530,168,862

Total Value of Securities – 109.30%
(cost $2,271,193,769)			2,306,935,068
Liabilities Net of Receivables and
Other Assets – (9.30%)			(196,221,026	)z
Net Assets Applicable to 235,121,716
Shares Outstanding – 100.00%			$2,110,714,042

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($1,146,483,263 / 127,682,749 Shares)			$8.98
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($1,710,643 / 190,542 Shares)			$8.98
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($496,341,065 / 55,313,997 Shares)			$8.97
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($14,552,315 / 1,620,262 Shares)			$8.98
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($451,626,756 / 50,314,166 Shares)			$8.98

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Components of Net Assets at June 30, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$2,063,291,557
Undistributed net investment income	12,945,861
Accumulated net realized gain on investments	2,395,258
Net unrealized appreciation of investments and foreign currencies	32,081,366
Total net assets	$2,110,714,042

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CHF — Swiss Franc
EUR — European Monetary Unit
IDR — Indonesian Rupiah
KRW — South Korean Won
NOK — Norwegian Kroner
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $242,159,361, which represented 11.47% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $5,503,614, which represented 0.26% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $3,132,694, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.

≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $226,449,231 represents payable for securities purchased as of June 30, 2011.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLO — Collateralized Loan Obligation
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.98
Sales charge (2.75% of offering price) (B)	0.25
Offering price	$9.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts and and swap contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CHF	19,443,401	USD	(23,212,813)	7/29/11	$(84,053)
BAML	EUR	(67,456,093)	USD	95,779,220	7/29/11	(1,953,772)
CITI	EUR	(52,424,000)	USD	74,458,069	7/29/11	(1,495,846)
GSC	CHF	24,084,115	USD	(28,781,896)	7/29/11	(132,806)
GSC	EUR	(7,826,522)	USD	11,127,593	7/29/11	(211,775)
HSBC	AUD	(10,125,000)	USD	10,575,563	7/29/11	(241,849)
HSBC	EUR	(32,955,261)	USD	46,804,709	7/29/11	(942,145)
MSC	AUD	(9,719,872)	USD	10,230,700	7/29/11	(153,879)
MSC	CHF	14,971,843	USD	(17,893,450)	7/29/11	(83,799)
MSC	EUR	(15,698,681)	USD	22,317,323	7/29/11	(427,532)
						$(5,727,456)

Swap Contracts
CDS Contracts
			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$15,825,000	5.00%	6/20/16	$91,753
BCLY	CDX.NA.HY.16	25,350,000	5.00%	6/20/16	71,871
	ITRAXX Europe
	Subordinate Financials
BCLY	15.1 5 yr CDS	93,670,000	1.00%	6/20/16	1,783,755
	United States of America
BCLY	5 yr CDS	6,747,000	0.25%	3/20/16	14,039
CITI	Sara Lee 5 yr CDS	1,765,000	1.00%	3/20/16	(103,263)
GSC	CDX.NA.HY.16	20,625,000	5.00%	6/20/16	82,795
JPMC	CDX.NA.HY.16	26,375,000	5.00%	6/20/16	74,778
	ITRAXX Europe
	Subordinate Financials
JPMC	15.1 5 yr CDS	8,045,000	1.00%	6/20/16	100,528
JPMC	Viacom 5 yr CDS	6,715,000	1.00%	9/20/15	(117,559)
MSC	CDX.NA.HY.16	16,530,000	5.00%	6/20/16	46,865
		$221,647,000			$2,045,562
	Protection Sold/
	Moody’s Rating:
JPMC	Comcast 5 yr CDS/Baa	$6,715,000	1.00%	9/20/15	$143,763
JPMC	MetLife 5 yr CDS/A	1,290,000	1.00%	12/20/14	50,190
JPMC	Tyson Foods CDS/Ba	2,770,000	1.00%	3/20/16	30,526
		$10,775,000			$224,479
Total					$2,270,041

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Interest	$23,995,317
Dividends	299,475
Foreign tax withheld	(175,923)	$24,118,869

Expenses:
Management fees	4,890,796
Distribution expenses – Class A	1,721,718
Distribution expenses – Class B	10,163
Distribution expenses – Class C	2,580,763
Distribution expenses – Class R	44,241
Dividend disbursing and transfer agent fees and expenses	1,379,846
Accounting and administration expenses	410,990
Reports and statements to shareholders	132,301
Legal fees	82,461
Custodian fees	69,057
Registration fees	66,421
Audit and tax	55,054
Trustees’ fees	54,017
Insurance fees	22,720
Pricing fees	17,025
Consulting fees	13,765
Dues and services	9,734
Trustees’ expenses	4,539	11,565,611
Less waived distribution expenses – Class A		(860,859)
Less waived distribution expenses – Class R		(7,374)
Less expense paid indirectly		(1,483)
Total operating expenses		10,695,895
Net Investment Income		13,422,974

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$25,335,915
Futures contracts	5,893,578
Swap contracts	(14,565,040)
Foreign currencies	8,165,201
Foreign currency exchange contracts	(11,682,629)
Net realized gain	13,147,025
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	13,972,969
Net Realized and Unrealized Gain on Investments and
Foreign Currencies	27,119,994

Net Increase in Net Assets Resulting from Operations	$40,542,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months Ended 6/30/11	Year Ended 12/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,422,974	$38,188,139
Net realized gain on investments
and foreign currencies	13,147,025	37,428,791
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	13,972,969	(13,498,871)
Net increase in net assets resulting from operations	40,542,968	62,118,059

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(16,219,421)	(18,043,048)
Class B	(20,031)	(21,359)
Class C	(5,104,653)	(3,285,309)
Class R	(182,380)	(167,403)
Institutional Class	(6,105,195)	(4,673,441)

Net realized gain on investments:
Class A	—	(18,731,533)
Class B	—	(43,661)
Class C	—	(8,094,158)
Class R	—	(241,214)
Institutional Class	—	(5,198,214)
	(27,631,680)	(58,499,340)
Capital Share Transactions:
Proceeds from shares sold:
Class A	259,674,188	886,579,580
Class B	74,095	842,414
Class C	48,051,652	317,431,994
Class R	3,896,577	17,261,986
Institutional Class	181,365,489	467,933,743

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,914,915	30,792,524
Class B	16,352	52,719
Class C	4,269,896	9,302,511
Class R	182,380	399,364
Institutional Class	4,940,259	7,370,288
	516,385,803	1,737,967,123

	Six Months Ended 6/30/11	Year Ended 12/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(351,829,425)	$(661,806,330)
Class B	(919,783)	(1,264,457)
Class C	(110,091,059)	(104,386,560)
Class R	(6,255,461)	(7,357,126)
Institutional Class	(128,373,943)	(151,873,219)
	(597,469,671)	(926,687,692)
Increase (decrease) in net assets derived from
capital share transactions	(81,083,868)	811,279,431
Net Increase (Decrease) in Net Assets	(68,172,580)	814,898,150

Net Assets:
Beginning of period	2,178,886,622	1,363,988,472
End of period (including undistributed net investment
income of $12,945,861 and $8,946,975, respectively)	$2,110,714,042	$2,178,886,622

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/111	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
(Unaudited)
$8.920	$8.880	$8.180	$8.340	$8.210	$8.270

0.065	0.192	0.328	0.294	0.310	0.284
0.120	0.134	0.710	(0.112)	0.199	0.019
0.185	0.326	1.038	0.182	0.509	0.303

(0.125)	(0.143)	(0.338)	(0.342)	(0.379)	(0.363)
—	(0.143)	—	—	—	—
(0.125)	(0.286)	(0.338)	(0.342)	(0.379)	(0.363)

$8.980	$8.920	$8.880	$8.180	$8.340	$8.210

2.09%	3.70%	12.89%	2.21%	6.36%	3.76%

$1,146,483	$1,217,992	$958,305	$252,563	$177,183	$173,362
0.84%	0.83%	0.84%	0.84%	0.83%	0.81%

0.99%	0.98%	1.04%	1.12%	1.12%	1.14%
1.47%	2.14%	3.78%	3.55%	3.77%	3.46%

1.32%	1.99%	3.58%	3.27%	3.48%	3.13%
201%	411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/111	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
(Unaudited)
$8.920	$8.870	$8.180	$8.330	$8.210	$8.270

0.027	0.116	0.255	0.223	0.240	0.215
0.121	0.144	0.700	(0.101)	0.189	0.019
0.148	0.260	0.955	0.122	0.429	0.234

(0.088)	(0.067)	(0.265)	(0.272)	(0.309)	(0.294)
—	(0.143)	—	—	—	—
(0.088)	(0.210)	(0.265)	(0.272)	(0.309)	(0.294)

$8.980	$8.920	$8.870	$8.180	$8.330	$8.210

1.67%	2.94%	11.82%	1.47%	5.34%	2.89%

$1,711	$2,529	$2,884	$3,728	$5,631	$11,674
1.69%	1.68%	1.69%	1.69%	1.68%	1.66%

1.69%	1.68%	1.74%	1.82%	1.82%	1.84%
0.62%	1.29%	2.93%	2.70%	2.92%	2.61%

0.62%	1.29%	2.88%	2.57%	2.78%	2.43%
201%	411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/111	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
(Unaudited)
$8.910	$8.870	$8.180	$8.330	$8.210	$8.270

0.027	0.116	0.255	0.224	0.240	0.215
0.120	0.133	0.699	(0.102)	0.189	0.019
0.147	0.249	0.954	0.122	0.429	0.234

(0.087)	(0.066)	(0.264)	(0.272)	(0.309)	(0.294)
—	(0.143)	—	—	—	—
(0.087)	(0.209)	(0.264)	(0.272)	(0.309)	(0.294)

$8.970	$8.910	$8.870	$8.180	$8.330	$8.210

1.66%	2.82%	11.80%	1.47%	5.34%	2.89%

$496,341	$550,958	$327,809	$52,505	$19,847	$21,716
1.69%	1.68%	1.69%	1.69%	1.68%	1.66%

1.69%	1.68%	1.74%	1.82%	1.82%	1.84%
0.62%	1.29%	2.93%	2.70%	2.92%	2.61%

0.62%	1.29%	2.88%	2.57%	2.78%	2.43%
201%	411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/111	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
(Unaudited)
$8.920	$8.880	$8.180	$8.340	$8.220	$8.270

0.049	0.161	0.298	0.265	0.281	0.255
0.121	0.133	0.710	(0.112)	0.189	0.029
0.170	0.294	1.008	0.153	0.470	0.284

(0.110)	(0.111)	(0.308)	(0.313)	(0.350)	(0.334)
—	(0.143)	—	—	—	—
(0.110)	(0.254)	(0.308)	(0.313)	(0.350)	(0.334)

$8.980	$8.920	$8.880	$8.180	$8.340	$8.220

1.91%	3.34%	12.50%	1.86%	5.86%	3.53%

$14,552	$16,639	$6,331	$1,446	$517	$1,876
1.19%	1.18%	1.19%	1.19%	1.18%	1.16%

1.29%	1.28%	1.34%	1.42%	1.42%	1.44%
1.12%	1.79%	3.43%	3.20%	3.42%	3.11%

1.02%	1.69%	3.28%	2.97%	3.18%	2.83%
201%	411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
6/30/111	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
(Unaudited)
$8.920	$8.870	$8.180	$8.340	$8.210	$8.270

0.072	0.206	0.341	0.306	0.322	0.297
0.120	0.143	0.700	(0.111)	0.199	0.019
0.192	0.349	1.041	0.195	0.521	0.316

(0.132)	(0.156)	(0.351)	(0.355)	(0.391)	(0.376)
—	(0.143)	—	—	—	—
(0.132)	(0.299)	(0.351)	(0.355)	(0.391)	(0.376)

$8.980	$8.920	$8.870	$8.180	$8.340	$8.210

2.17%	3.97%	12.93%	2.37%	6.52%	3.92%

$451,627	$390,769	$68,659	$7,420	$9,298	$21,873
0.69%	0.68%	0.69%	0.69%	0.68%	0.66%

0.69%	0.68%	0.74%	0.82%	0.82%	0.84%
1.62%	2.29%	3.93%	3.70%	3.92%	3.61%

1.62%	2.29%	3.88%	3.57%	3.78%	3.43%
201%	411%	287%	351%	236%	276%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2011 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the fund’s portfolio turnover rate.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset-backed and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2011, the Fund earned $1,483 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective April 29, 2011, DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 0.70% of the Fund’s average daily net assets until such time as the waiver is discontinued. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to April 29, 2011, this waiver was contractual.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2011, the Fund was charged $ 51,722 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to limit the Class A and Class R shares’ 12b-1 fees through April 29, 2012 to no more than 0.15% and 0.50%, respectively, of the classes’ average daily net assets.

At June 30, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$806,090
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	97,097
Distribution fees payable to DDLP	558,441
Other expenses payable to DMC and affiliates	198,271

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2011, the Fund was charged $41,838 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2011, DDLP earned $1,956 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2011, DDLP received gross CDSC commissions of $0, $1,355 and $67,275 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2011, the Fund made purchases of $2,410,977,890 and sales of $2,464,343,701 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2011, the Fund made purchases of $1,442,233,484 and sales of $1,652,344,089 of long-term U.S. government securities.

At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments was $2,279,938,693. At June 30, 2011, net unrealized appreciation was $26,996,375 of which $32,447,614 related to unrealized appreciation of investments and $5,451,239 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$881,454,815	$6,000,000	$887,454,815
Corporate Debt	—	546,786,753	4,994,676	551,781,429
Foreign Debt	—	204,622,077	3,132,694	207,754,771
Municipal Bonds	—	59,898,724	—	59,898,724
Preferred Stock	—	7,751,785	—	7,751,785
Short-Term Investments	—	530,168,862	—	530,168,862
U.S. Treasury Obligations	—	62,124,682	—	62,124,682
Total	$—	$2,292,807,698	$14,127,370	2,306,935,068

Foreign Currency
Exchange Contracts	$—	$(5,727,456)	$—	$(5,727,456)
Swap Contracts	$—	$2,270,041	$—	$2,270,041

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed
	& Mortgage-Backed
	Securities	Corporate Debt	Foreign Debt	Total
Balance as of 12/31/10	$6,320,192	$11,869,187	$12,728,168	$30,917,547
Purchases	6,000,000	16,833,420	—	22,833,420
Sales	(5,649,350)	(21,711,199)	—	(27,360,549)
Net realized gain (loss)	13,386	(34,679)	—	(21,293)
Transfers out of Level 3	(612,488)	(1,881,625)	(9,447,487)	(11,941,600)
Net change in unrealized
appreciation/depreciation	(71,740)	(80,428)	(147,987)	(300,155)
Balance as of 6/30/11	$6,000,000	$4,994,676	$3,132,694	$14,127,370

Net change in unrealized
appreciation/depreciation
from investments still held
as of 6/30/11	$—	$(79,561)	$244,319	$164,758

During the six months ended June 30, 2011, the Fund made transfers out of Level 3 investments into Level 2 investments in the amount of $11,941,600. This was due to the Fund’s pricing vendor being able to supply a matrix price for investments that had been utilizing broker quoted prices.

During the six months ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/11*	12/31/10
Ordinary income	$27,631,680	$48,385,615
Long-term capital gains	—	10,113,725
Total	$27,631,680	$58,499,340

*Tax information for the six months ended June 30, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,063,291,557
Undistributed ordinary income	3,998,886
Undistributed long-term capital gains	7,879,991
Other temporary differences	(3,020,576)
Unrealized appreciation of investments and foreign currencies	38,564,184
Net assets	$2,110,714,042

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, mark-to-market of futures contracts and mark-to-market of foreign currency exchange contracts, tax treatment of CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments and paydowns of asset-backed and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$18,207,592
Accumulated net realized gain	(18,207,592)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/11	12/31/10
Shares sold:
Class A	29,095,294	98,998,425
Class B	8,312	94,073
Class C	5,392,967	35,465,572
Class R	436,942	1,926,271
Institutional Class	20,337,467	52,208,937

Shares issued upon reinvestment of dividends and distributions:
Class A	1,559,119	3,435,983
Class B	1,833	5,885
Class C	478,916	1,038,638
Class R	20,671	44,549
Institutional Class	553,792	822,302
	57,885,313	194,040,635

Shares repurchased:
Class A	(39,524,392)	(73,843,937)
Class B	(103,172)	(141,440)
Class C	(12,368,769)	(11,646,883)
Class R	(702,241)	(819,047)
Institutional Class	(14,403,097)	(16,943,026)
	(67,101,671)	(103,394,333)
Net increase (decrease)	(9,216,358)	90,646,302

For the six months ended June 30, 2011 and the year ended December 31, 2010, 24,015 Class B shares were converted to 23,995 Class A shares valued at $215,589 and 57,899 Class B shares were converted to 57,871 Class A shares valued at $517,852, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

The Fund, along with the other Participants, entered into an agreement for a $100,000,000 revolving line of credit. The agreement, as amended on August 1, 2011, is to be used as described above and operates in substantially the same manner. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of June 30, 2011 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2011.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $2,270,041. The Fund had posted $ 3,610,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $210,872,000 less the value of the contracts’ related reference obligations. The Fund received $14,244,500 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the statement of net assets, at June 30, 2011, the notional value of the protection sold was $10,775,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $224,479.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of June 30, 2011 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign currency exchange contracts (Forward currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(5,727,456)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	2,373,304	Liabilities net of receivables and other assets	(103,263)
Total		$2,373,304		$(5,830,719)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

Statement of Operations

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign currency exchange contracts (Forward currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(11,682,629)	$(524,431)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	5,893,578	3,260,191
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(14,565,040)	8,724,745
Total		$(20,354,091)	$11,460,505

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended June 30, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan. Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2011.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Effective July 18, 2011, the Fund pays DSC a monthly asset-based fee for dividend disbursing and transfer agency services.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Limited Term Government Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 30, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 30, 2011